BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
BANK LOANS [Abstract]
Schedule of Bank Loans

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Short-term bank loans	334,686	89,500	14,366
Long-term bank loans-current portion	-	40,515	6,503
Long-term bank loans	-	121,381	19,483
Total	334,686	251,396	40,352

Schedule of Interest Rates

	2011	2012	2012
Interest rate	RMB	RMB	US$

PBOC Benchmark Loan Interest Rates plus 5%	-	84,216	13,517
PBOC Benchmark Loan Interest Rates plus 10%	-	50,750	8,146
PBOC Benchmark Loan Interest Rates plus 17%	-	26,090	4,188
PBOC Benchmark Loan Interest Rates plus 20%	-	840	135
Total	-	161,896	25,986

Schedule of Repayments
	2011	2012	2012
Year ending December 31,	RMB	RMB	US$
2013		40,515	6,503
2014	-	87,959	14,118
2015	-	33,422	5,365
Total	-	161,896	25,986